Fair Value of Financial Instruments - Non-Recurring Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		$ 137,882	$ 127,632
Restricted cash		12,892	6,558
Investments in available-for-sale securities		192	238
Loan receivable from affiliate companies		46,089	30,112
Senior and ship mortgage notes		(966,402)	(1,181,838)
Long-term debt, including current portion		(549,078)	(389,332)
Long-term payable to affiliate companies		(67,154)	(76,872)
Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		137,882	127,632
Restricted cash		12,892	6,558
Investments in available-for-sale securities		192	238
Loan receivable from affiliate companies	[1]	46,089	30,112
Senior and ship mortgage notes		(966,402)	(1,181,838)
Long-term debt, including current portion	[2]	(549,078)	(389,332)
Long-term payable to affiliate companies	[1]	(67,154)	(76,872)
(Level I) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Cash and cash equivalents		137,882	127,632
Restricted cash		12,892	6,558
Investments in available-for-sale securities		192	238
Senior and ship mortgage notes		(966,402)	(1,181,838)
(Level II) | Fair Value, Measurements, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Loan receivable from affiliate companies	[1]	46,089	30,112
Long-term debt, including current portion	[2]	(549,078)	(389,332)
Long-term payable to affiliate companies	[1]	$ (67,154)	$ (76,872)

[1]	The fair value of the Company’s loan receivable from affiliate companies and long-term payable to affiliate companies is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account the counterparty’s creditworthiness.
[2]	The fair value of the Company’s long-term debt is estimated based on currently available debt with similar contract terms, interest rates and remaining maturities, published quoted market prices as well as taking into account the Company’s creditworthiness.